Related Parties (Details Narrative) (10 Q) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payment to related party debt	$ 6,104,666	$ 2,254,752	$ 997,177
Sky Hi, LLC [Member]
Payment to related party debt	$ 1,028,000